Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
COMMITMENTS

NOTE 6. COMMITMENTS

On February 10, 2020, the Company entered into a transactional support agreement with a service provider, pursuant to which the service provider agreed to assist the Company in evaluating acquisition opportunities in the energy industry, including valuation and qualitative assessments, as well as investor presentations. In 2021, the Company paid the service provider a fee of $100,000 and will pay the service provider an additional fee upon the closing of a Business Combination. The fee payable at the closing of the Business Combination is dependent upon the timing of the closing and ranges between $975,000 and $1,950,000. The additional fee will not be payable in the event the Company does not consummate a Business Combination.

On February 28, 2020, the Company entered into a consulting agreement with a service provider, pursuant to which the service provider will provide the Company with advisory or transaction support for a potential Business Combination. The Company will pay the service provider a fee of $75,000 per month, for total fees of $225,000. In addition, on March 1, 2020, the Company entered into a transactional support agreement with the same service provider, pursuant to which the Company agreed to pay the service provider a fee equal to 1% of the consideration paid by the Company for the equity of a target company, up to a maximum fee of $5,000,000, if the Company consummates a Business Combination with a target company located in certain countries, as listed in the agreement. The fee will not be payable in the event the Company does not consummate a Business Combination.

On April 27, 2020, the Company entered into a consulting agreement, pursuant to which the consultant will provide the Company with advisory services for a potential Business Combination with a specific counter-party. In the event the Company consummates the Business Combination, the Company will pay the consultant 250,000 Euros.

The underwriters were paid a cash fee of 2.0% per Unit, or $5,750,000 in the aggregate at the closing of the Initial Public Offering. Upon completion of the initial Business Combination, the Underwriters will be entitled to $10,062,500, which constitutes the Underwriters’ deferred fee of 3.5%. The deferred fee will be forfeited by the Underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

The Company entered into an agreement, commencing on November 25, 2019 through the earlier of the consummation of a Business Combination or the Company’s liquidation, to pay an aggregate of $35,000 per month to the Sponsor for office space, administrative and support services, of which Mr. Daniel Barcelo, the Company’s

Chief Executive Officer and President, will be paid $20,000 per month and Mr. Nick De’Ath, the Company’s Chief Technology Officer, will be paid $5,000 per month. The Company’s Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on behalf of the Company. During the three months ended March 31, 2021 and 2020, the Company incurred and paid $105,000 in fees for these services.

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes its initial Business Combination, it would repay such loaned amounts. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 8,750,000 Private Placement Warrants at $1.00 per warrant, for an aggregate purchase price of $8,750,000 from the Company. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. Each Private Placement Warrant is exercisable for one Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company; (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Initial Public Offering, so long as they are held by the Sponsor or any of its permitted transferees and (iii) are (including the ordinary shares issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Sponsor has agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.

NOTE 6. COMMITMENTS

On February 10, 2020, the Company entered into a transactional support agreement with a service provider, pursuant to which the service provider agreed to assist the Company in evaluating acquisition opportunities in the energy industry, including valuation and qualitative assessments, as well as investor presentations. The Company paid the service provider a fee of $100,000 and will pay the service provider an additional fee upon the closing of a Business Combination. The fee payable at the closing of the Business Combination is dependent upon the timing of the closing and ranges between $975,000 and $1,950,000. The additional fee will not be payable in the event the Company does not consummate a Business Combination.

February 28, 2020, the Company entered into a consulting agreement with a service provider, pursuant to which the service provider provided the Company with advisory or transaction support for a potential Business Combination. The Company paid the service provider a fee of $75,000 per month for three months, for total fees of $225,000. In addition, on February 28, 2020, the Company entered into a transactional support agreement with the same service provider, pursuant to which the Company agreed to pay the service provider a fee equal to 1% of the consideration paid by the Company for the equity of a target company, up to a maximum fee of $5,000,000, if the Company consummates a Business Combination with a target company located in certain countries, as listed in the agreement. The fee will not be payable in the event the Company does not consummate a Business Combination.

On April 27, 2020, the Company entered into a consulting agreement, pursuant to which the consultant will provide the Company with advisory services for a potential Business Combination with a specific counter-party. In the event the Company consummates the Business Combination, the Company will pay the consultant 250,000 Euros.

The Company granted the underwriters (the “Underwriters”) a 45-day option from the date of the Initial Public Offering to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On December 5, 2019, the underwriters fully exercised their over-allotment option to purchase an additional 3,750,000 Units at $10.00 per Unit.

The underwriters were paid a cash fee of 2.0% per Unit, or $5,750,000 in the aggregate at the closing of the Initial Public Offering. Upon completion of the initial Business Combination, the Underwriters will be entitled to $10,062,500, which constitutes the Underwriters’ deferred fee of 3.5%. The deferred fee will be forfeited by the Underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

The Company entered into an agreement, commencing on November 25, 2019 through the earlier of the consummation of a Business Combination or the Company’s liquidation, to pay an aggregate of $35,000 per month to the Sponsor for office space, administrative and support services, of which Mr. Daniel Barcelo, the Company’s Chief Executive Officer and President, will be paid $20,000 per month and Mr. Nick De’Ath, the Company’s Chief Technology Officer, will be paid $5,000 per month. The Company’s Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on behalf of the Company. During the year ended December 31, 2020 and for the period from June 13, 2019 (inception) through December 3, 2019, the Company incurred and paid $420,000 and $35,000 in fees for these services, respectively.

In addition, in order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. If the Company completes its initial Business Combination, it would repay such loaned amounts without interest. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 8,750,000 Private Placement Warrants at $1.00 per warrant, for an aggregate purchase price of $8,750,000 from the Company. A portion of the proceeds from the sale of the Private Placement Warrants were placed into the Trust Account. Each Private Placement Warrant is exercisable for one Class A Share at a price of $11.50 per share. The Private Placement Warrants are identical to the Warrants included in the Units sold in the Initial Public Offering except that the Private Placement Warrants: (i) will not be redeemable by the Company; (ii) may be exercised for cash or on a cashless basis, as described in the registration statement relating to the Initial Public Offering, so long as they are held by the Sponsor or any of its permitted transferees and (iii) are (including the ordinary shares issuable upon exercise of the Private Placement Warrants) entitled to registration rights. Additionally, the Sponsor has agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A Shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Business Combination.